Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Principal Repayments [Abstract]
Year 1	$ 7,911
Year 2	7,911
Year 3	34,367
Total	$ 50,189